Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities And Shares Subject To Mandatory Redemption Abstract
Employees and related expenses	$ 941,487	$ 760,350
Provision for warranty	15,000	40,311
Accrued expenses	$ 230,742	$ 209,212
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current liabilities from related parties	Current liabilities from related parties
Current maturities of operating leases	$ 164,395	$ 127,790
Government authorities	180,869	206,621
Other Liabilities, Current	$ 1,532,493	$ 1,344,284